NET LOSS PER SHARE - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to I-Mab	¥ (1,046,857)	$ (156,292)	¥ (1,076,481)
Net loss attributable to ordinary shareholders	¥ (1,046,857)	$ (156,292)	¥ (1,076,481)
Denominator:
Weighted average number of ordinary shares outstanding-basic	188,857,353	188,857,353	168,827,190
Weighted average number of ordinary shares outstanding-diluted	188,857,353	188,857,353	168,827,190
Net loss per share-basic | (per share)	¥ (5.54)	$ (0.83)	¥ (6.38)
Net loss per share-diluted | (per share)	¥ (5.54)	$ (0.83)	¥ (6.38)